UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management, LP
Address: 623 Fifth Ave
         suite 2602
         New York, NY  10022

13F File Number:  028-10322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rich Potapchuk
Title:     CFO
Phone:     212 588-6600

Signature, Place, and Date of Signing:

 Rich Potapchuk     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $123,199 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107      274   650000 SH  CALL SOLE                   650000        0        0
ANADARKO PETE CORP             COM              032511107    18688   267271 SH       SOLE                   267271        0        0
CHEMTURA CORP                  COM NEW          163893209    11193   650000 SH       SOLE                   650000        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     7077  1150801 SH       SOLE                  1150801        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    14897  1085000 SH       SOLE                  1085000        0        0
HOWARD HUGHES CORP             COM              44267D107     9700   136519 SH       SOLE                   136519        0        0
ISHARES TR                     MSCI EMERG MKT   464287234       50   500000 SH  PUT  SOLE                   500000        0        0
MBIA INC                       COM              55262C100    13872  1369358 SH       SOLE                  1369358        0        0
MEADWESTVACO CORP              COM              583334107    14535   475000 SH       SOLE                   475000        0        0
OREXIGEN THERAPEUTICS INC      COM              686164104     1142   200000 SH       SOLE                   200000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      160  1000000 SH  CALL SOLE                  1000000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      624   600000 SH  PUT  SOLE                   600000        0        0
VIVUS INC                      COM              928551100    11024   618981 SH       SOLE                   618981        0        0
VIVUS INC                      COM              928551100       71   187500 SH  CALL SOLE                   187500        0        0
YAHOO INC                      COM              984332106      220   665600 SH  CALL SOLE                   665600        0        0
YAHOO INC                      COM              984332106    19672  1231416 SH       SOLE                  1231416        0        0